Document and Entity Information (USD $)	12 Months Ended
Mar. 31, 2012
Document and Entity Information:
Entity Registrant Name	Security Federal Corporation
Document Type	10-K
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Central Index Key	0000818677
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	2,944,001
Entity Public Float	$ 26,496,009
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Security Federal Corporation and Subsidiaries Consolidated Balance Sheets (USD $)	Mar. 31, 2012		Mar. 31, 2011
Assets:
Cash And Cash Equivalents	$ 9,331,372		$ 7,835,638
Certificates of Deposit with Other Banks	1,727,210		100,432
Investment And Mortgage-Backed Securities:
Available For Sale	353,954,857		339,252,790
Held To Maturity	67,676,210		33,165,125
Total Investment And Mortgage-Backed Securities	421,631,067		372,417,915
Loans Receivable, Net
Held For Sale	2,671,771		5,166,234
Held For Investment	425,838,835		479,304,382
Total Loans Receivable, Net	428,510,606		484,470,616
Accrued Interest Receivable:
Loans	1,718,252		1,742,281
Mortgage-Backed Securities	987,911		944,667
Investment Securities	793,655		889,297
Total Accrued Interest Receivable:	3,499,818		3,576,245
Premises And Equipment, Net	18,726,299		19,800,616
FHLB Stock, At Cost	8,471,100		11,267,485
Repossessed Assets Acquired In Settlement Of Loans	14,160,099		14,433,853
Bank Owned Life Insurance	10,836,305		10,416,305
Intangible Assets, Net	99,477		159,500
Goodwill	1,199,754		1,199,754
Other Assets	6,443,501		7,865,690
Total Assets	924,636,608		933,544,049
Liabilities:
Deposit Accounts	696,201,056		690,357,114
Advances From FHLB	122,069,802		138,136,338
Other Borrowings	9,801,386		11,195,474
Junior Subordinated Debentures	5,155,000		5,155,000
Advance Payments By Borrowers For Taxes And Insurance	350,464		381,488
Mandatorily Redeemable Financial Instruments			1,467,312
Senior Convertible Debentures	6,084,000		6,084,000
Other Liabilities	4,203,014		4,755,118
Total Liabilities	843,864,722		857,531,844
Commitments (Notes 5 and 19)		[1]		[1]
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value	22,000,000		22,000,000
Common Stock, $.01 Par Value	31,449		30,884
Warrant Issued In Conjunction With Serial Preferred Stock	400,000		400,000
Additional Paid-In Capital	11,626,245		10,176,375
Treasury Stock, at Cost	(4,330,712)		(4,330,712)
Accumulated Other Comprehensive Income	6,533,573		3,637,675
Retained Earnings, Substantially Restricted	44,511,331		44,097,983
Total Shareholders' Equity	80,771,886		76,012,205
Total Liabilities And Shareholders' Equity	$ 924,636,608		$ 933,544,049

[1]	See Notes 5 and 19.

Security Federal Corporation and Subsidiaries Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Assets:
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 343,421,858	$ 333,387,779
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	69,965,869	34,122,925
Allowance for Loan Losses on Loans Receivable Held For Investment	$ 14,615,198	$ 12,501,800
Shareholders' Equity:
Serial Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Serial Preferred Stock Shares Authorized	200,000	200,000
Serial Preferred Stock Shares Issued	22,000	22,000
Serial Preferred Stock Shares Outstanding	22,000	22,000
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,144,934	3,144,934
Common Stock Shares Outstanding	2,944,001	2,944,001
Treasury Stock Shares Held	200,933	200,933

Security Federal Corporation and Subsidiaries Consolidated Statements of Income (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Interest Income:
Interest Income - Loans	$ 28,032,556	$ 32,809,913	$ 34,399,899
Interest Income - Mortgage-Backed Securities	7,661,454	8,304,884	10,603,186
Interest Income - Investment Securities	2,832,193	2,623,006	2,503,005
Other Interest Income	2,620	4,537	872
Total Interest Income	38,528,823	43,742,340	47,506,962
Interest Expense:
NOW And Money Market Accounts	1,702,502	2,067,241	2,586,827
Statement Savings Accounts	45,089	58,195	76,359
Certificate Accounts	5,040,071	7,546,064	10,537,020
FHLB Advances And Other Borrowed Money	4,955,443	5,703,534	6,534,398
Senior Convertible Debentures	486,720	486,720	162,240
Junior Subordinated Debentures	167,007	233,361	239,399
Total Interest Expense	12,396,832	16,095,115	20,136,243
Net Interest Income	26,131,991	27,647,225	27,370,719
Provision For Loan Losses	8,650,000	7,800,000	8,155,000
Net Interest Income After Provision For Loan Losses	17,481,991	19,847,225	19,215,719
Non-Interest Income:
Gain On Sale Of Investment Securities	2,300,254	1,520,599	1,213,041
Gain On Sale Of Loans	534,968	1,404,879	1,040,014
Service Fees On Deposit Accounts	1,156,202	1,143,811	1,231,081
Commissions From Insurance Agency	425,967	458,663	456,860
Trust Income	476,000	459,500	455,000
Bank Owned Life Insurance Income	420,000	415,000	360,000
Mandatorily Redeemable Financial Instrument Valuation Income (Expense)	50,000	196,000	(63,000)
Check Card Fee Income	787,517	692,220	513,381
Other Non-Interest Income	790,797	504,289	906,206
Total Non-Interest Income	6,941,705	6,794,961	6,112,583
General And Administrative Expenses:
Compensation And Employee Benefits	10,990,812	11,828,376	11,842,024
Occupancy	1,878,754	1,929,946	2,002,233
Advertising	387,079	393,287	404,182
Depreciation And Maintenance Of Equipment	1,720,726	1,832,295	1,782,497
FDIC Insurance Premiums	826,731	1,218,075	1,837,877
Amortization of Intangibles	60,023	90,000	90,000
Net cost of operation of other real estate owned	1,235,272	2,330,410	814,727
Other Expense	3,617,643	4,218,751	3,889,756
Total General And Administrative Expenses	20,717,040	23,841,140	22,663,296
Income Before Income Taxes	3,706,656	2,801,046	2,665,006
Provision For Income Taxes	1,911,281	958,133	1,060,205
Net Income	1,795,375	1,842,913	1,604,801
Preferred Stock Dividends	440,000	666,453	900,000
Accretion Of Preferred Stock To Redemption Value		18,816	72,544
Net Income Available To Common Shareholders	$ 1,355,375	$ 1,157,644	$ 632,257
Basic Net Income Per Common Share	$ 0.46	$ 0.43	$ 0.26
Diluted Net Income Per Common Share	$ 0.46	$ 0.43	$ 0.25
Cash Dividend Per Share On Common Stock	$ 0.32	$ 0.32	$ 0.32
Basic Weighted Average Common Shares Outstanding	2,944,001	2,684,130	2,460,855
Diluted Weighted Average Common Shares Outstanding	2,944,001	2,762,824	2,527,584

Security Federal Corporation and Subsidiaries Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (USD $)	Preferred Stock	Warrants	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balances At Beginning Of Period at Mar. 31, 2009	$ 17,620,065	$ 400,000	$ 26,040	$ 5,299,235	$ (4,330,712)	$ 3,809,934	$ 44,267,736	$ 67,092,298
Net Income							1,604,801	1,604,801
Other Comprehensive Income, Net of Tax:
Unrealized Holding Gains On Securities Available For Sale, Net of Taxes						1,550,231		1,550,231
Reclassification Adjustment For Gains Included In Net Income, Net of Taxes						(752,085)		(752,085)
Comprehensive Income								2,402,947
Accretion Of Preferred Stock To Redemption Value	72,544						(72,544)
Employee Stock Purchase Plan Purchases			15	19,785				19,800
Stock Compensation Expense				33,124				33,124
Cash Dividends On Preferred							(900,000)	(900,000)
Cash Dividends On Common							(787,550)	(787,550)
Balances At End Of Period at Mar. 31, 2010	17,692,609	400,000	26,055	5,352,144	(4,330,712)	4,608,080	44,112,443	67,860,619
Net Income							1,842,913	1,842,913
Other Comprehensive Income, Net of Tax:
Unrealized Holding Gains On Securities Available For Sale, Net of Taxes						(27,634)		(27,634)
Reclassification Adjustment For Gains Included In Net Income, Net of Taxes						(942,771)		(942,771)
Comprehensive Income								872,508
Common Stock Issuance			4,829	4,824,231				4,829,060
Preferred Stock Issuance	22,000,000							22,000,000
Preferred Stock Redemption	(17,711,425)						(288,575)	(18,000,000)
Accretion Of Preferred Stock To Redemption Value	18,816						(18,816)
Stock Compensation Expense							34,424	34,424
Cash Dividends On Preferred							(726,222)	(726,222)
Cash Dividends On Common							(858,184)	(858,184)
Balances At End Of Period at Mar. 31, 2011	22,000,000	400,000	30,884	10,176,375	(4,330,712)	3,637,675	44,097,983	76,012,205
Net Income							1,795,375	1,795,375
Other Comprehensive Income, Net of Tax:
Unrealized Holding Gains On Securities Available For Sale, Net of Taxes						4,322,055		4,322,055
Reclassification Adjustment For Gains Included In Net Income, Net of Taxes						(1,426,157)		(1,426,157)
Comprehensive Income								4,691,273
Redemption Of Mandatorily Redeemable Financial Instrument			565	1,416,747				1,417,312
Stock Compensation Expense				33,123				33,123
Cash Dividends On Preferred							(440,000)	(440,000)
Cash Dividends On Common							(942,027)	(942,027)
Balances At End Of Period at Mar. 31, 2012	$ 22,000,000	$ 400,000	$ 31,449	$ 11,626,245	$ (4,330,712)	$ 6,533,573	$ 44,511,331	$ 80,771,886

Security Federal Corporation and Subsidiaries Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flows From Operating Activities:
Net Income	$ 1,795,375	$ 1,842,913	$ 1,604,801
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,491,028	1,549,477	1,577,968
Amortization of Intangible Assets	60,023	90,000	90,000
Stock Option Compensation Expense	33,123	34,424	33,124
Discount Accretion And Premium Amortization	5,536,476	3,690,505	1,914,150
Provisions For Losses On Loans	8,650,000	7,800,000	8,155,000
Writedown of Goodwill			222,000
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	(50,000)	(196,000)	63,000
Income From Bank Owned Life Insurance	(420,000)	(415,000)	(360,000)
Gain On Sales Of Loans	(534,968)	(1,404,879)	(1,040,014)
Gain On Sales Of Mortgage-Backed Securities	(1,255,867)	(1,207,238)	(619,856)
Gain On Sales Of Investment Securities	(1,044,387)	(313,361)	(593,185)
Loss On Sale Of Real Estate Owned	4,230	256,484	103,920
Write Down On Real Estate Owned	608,920	1,409,564	504,580
Amortization Of Deferred Fees On Loans	(18,665)	(11,550)	(128,217)
(Gain) loss On Disposition of Premises and Equipment			(25)
Proceeds From Sale Of Loans Held For Sale	40,891,379	74,175,983	68,819,036
Origination Of Loans Held For Sale	(37,861,948)	(74,775,875)	(65,228,678)
(Increase) Decrease In Accrued Interest Receivable:
Loans	24,029	45,190	224,496
Mortgage-Backed Securities	(43,244)	19,713	174,531
Investment Securities	93,864	(185,958)	(339,632)
(Decrease) Increase In Advance Payments By Borrowers	(31,024)	54,156	(94,129)
(Increase) Decrease In Prepaid FDIC Assessment	674,171	1,172,294	(3,987,622)
Other, Net	(1,576,174)	444,784	(2,586,265)
Net Cash Provided By Operating Activities	17,026,341	14,075,626	8,508,983
Cash Flows From Investing Activities:
Purchase Of Mortgage-Backed Securities Available For Sale	(95,362,225)	(116,717,564)	(80,947,679)
Principal Repayments On Mortgage-Backed Securities Available For Sale	48,615,134	58,109,556	63,591,884
Maturities Of Mortgage-Backed Securities Available For Sale			1,000,000
Purchase Of Mortgage-Backed Securities Held To Maturity	(26,183,966)	(12,726,562)
Principal Repayments On Mortgage-Backed Securities Held To Maturity	1,241,459	3,725,195	7,486,884
Purchase Of Investment Securities Available For Sale	(75,048,637)	(88,254,904)	(69,209,182)
Maturities Of Investment Securities Available For Sale	30,601,423	31,044,163	18,640,344
Purchase of Investment Securities Held To Maturity	(18,532,549)	(7,043,450)
Maturities of Investment Securities Held To Maturity	8,598,502	1,628,735	4,881,502
Proceeds From Sale of Investment Securities Available For Sale	28,213,347	16,463,819	27,465,905
Proceeds From Sale of Mortgage-Backed Securities Available For Sale	50,076,125	48,564,592	30,725,706
Investment In Certificates Of Deposits With Other Banks	(1,625,000)
Purchase Of FHLB Stock	(34,343)
Redemption Of FHLB Stock	2,830,728	1,356,915	38,300
Decrease In Loans Receivable	40,557,533	62,562,563	21,540,257
Capital Improvements To Repossessed Assets	(36,877)	(549,458)
Proceeds From Sale Of Repossessed Assets	3,974,160	10,804,585	1,177,276
Purchase And Improvement Of Premises And Equipment	(416,712)	(629,609)	(623,964)
Proceeds From Sale Of Premises And Equipment			971
Net Cash Provided By Investing Activities	(2,531,898)	8,338,576	25,768,204
Cash Flows From Financing Activities:
Increase (Decrease) In Deposit Accounts	5,843,942	(3,895,323)	32,538,862
Proceeds From FHLB Advances	106,501,384	148,420,000	310,885,319
Repayment Of FHLB Advances	(122,567,920)	(174,287,544)	(365,879,871)
Proceeds From Term Auction Facility Advances			207,000,000
Repayment of Term Auction Facility Advances			(217,000,000)
Repayment Of Other Borrowings, Net	(1,394,088)	(864,996)	(3,995,496)
Proceeds From Issuance of Preferred Stock		22,000,000
Proceeds From Issuance of Common Stock		4,829,060
Redemption Of Preferred Stock		(18,000,000)
Proceeds From Senior Convertible Debentures			6,084,000
Proceeds From Employee Stock Purchase Plan Purchases			19,800
Dividends To Preferred Shareholders	(440,000)	(726,222)	(900,000)
Dividends To Common Shareholders	(942,027)	(858,184)	(787,550)
Net Cash Used By Financing Activities	(12,998,709)	(23,383,209)	(32,034,936)
Net Increase (Decrease) In Cash And Cash Equivalents	1,495,734	(969,007)	2,242,251
Cash And Cash Equivalents At Beginning Of Period	7,835,638	8,804,645	6,562,394
Cash And Cash Equivalents At End Of Period	9,331,372	7,835,638	8,804,645
Cash Paid During The Period For:
Interest	12,527,487	16,377,342	20,326,637
Income Taxes	2,863,176	429,432	3,396,162
Supplemental Schedule Of Non Cash Transactions:
Transfers from Loans Receivable	4,276,679	15,581,977	10,573,654
Gains (Losses) On Securities Available For Sale, Net of Taxes	$ 2,895,898	$ (970,405)	$ 798,146

Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Significant Accounting Policies:
Significant Accounting Policies

(1)	Significant Accounting Policies

The following is a description of the more significant accounting and reporting policies used in the preparation and presentation of the accompanying consolidated financial statements.  All significant intercompany transactions have been eliminated in consolidation.

(a)	Basis of Consolidation and Nature of Operations

The accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Insurance, Inc. (“SFINS”) and Security Financial Services Corporation (“SFSC”).  Security Federal Corporation has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust.  However, under current accounting guidance, the Trust is not consolidated in the financial statements.  The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes.  SFINS was formed during fiscal 2002 and began operating during the December 2001 quarter.  SFINS is an insurance agency offering auto, business, health, and home insurance.  SFINS has a wholly owned subsidiary, Collier Jennings Financial Corporation which has as subsidiaries Collier Jennings Inc., The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. Security Federal Premium Pay Plans Inc. has one wholly owned premium finance subsidiary and also has an ownership interest in four other premium finance subsidiaries.

(b)	Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold.  Cash equivalents have original maturities of three months or less.

(c)	Investment and Mortgage-Backed Securities

Investment securities, including mortgage-backed securities, are classified in one of three categories: held to maturity, available for sale, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity.  These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over the estimated life of the security using a method that approximates a level yield.  Prepayment assumptions on mortgage-backed securities are anticipated.

Management classifies investment securities that are not considered to be held to maturity as available for sale.  This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income (loss)”).  Gains and losses from sales of investment and mortgage-backed securities available for sale are determined using the specific identification method.  The Company has no trading securities.

(d)	Loans Receivable Held for Investment

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

(e)	Allowance for Loan Losses

The Company provides for loan losses using the allowance method.  Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses.

Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses.  Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions.  Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly.

While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.

The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral.  Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectibility of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.

(f)	Loans Receivable Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.

(g)	Repossessed Assets Acquired in Settlement of Loans

Repossessed assets represent real estate and other assets acquired through foreclosure or repossession and are initially recorded at the lower of cost (principal balance of the former mortgage loan less any specific valuation allowances) or estimated fair value less costs to sell.  Subsequent improvements are capitalized.  Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost.  Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell.  Fair values are generally determined by reference to an outside appraisal.

(h)	Premises and Equipment

Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are seven to 40 years for buildings and improvements and generally three to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.

(i)	Intangible Assets and Goodwill

Intangible Assets consist of the customer list and employment contracts resulting from the Company’s acquisition of Collier Jennings Financial Corporation in July 2006.  The goodwill also is a result of the excess of the cost over the fair value of net assets resulting from the Collier Jennings acquisition.

Intangible assets are amortized over their estimated economic lives using methods that reflect the pattern in which the economic benefits are utilized.  Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

(j)	Income Taxes

Income tax expense or benefit is recognized for the net change during the year in the deferred tax liability or asset.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases.  Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items.  A valuation allowance, if applicable, is established for deferred tax assets that may not be realized.  Tax bad debt reserves in excess of the base year amount (established as taxable years ending March 31, 1988 or later) would create a deferred tax liability.  Deferred income taxes are provided for in differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.

On April 1, 2007, the Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures. There was no cumulative effect adjustment upon adoption.

There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. Years prior to March 31, 2009 are closed for federal, state and local income tax matters.

(k)	Loan Fees and Costs Associated with Originating Loans

Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

(l)	Interest Income

Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan.  The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

(m)	Advertising Expense

Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $387,000, $393,000, and $404,000 were included in the Company’s results of operations for the years ended March 31, 2012, 2011, and 2010, respectively.

(n)	Stock-Based Compensation

The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

(o)	Earnings Per Share

Accounting guidance specifies computation and presentation requirements for both basic EPS and, for entities with complex capital structures, diluted EPS.  Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  The dilutive effect of options and warrants outstanding is reflected in diluted earnings per share by application of the treasury stock method. The reverse treasury stock method is used to determine the dilutive effect of the mandatorily redeemable shares outstanding, which were issued by the Company in connection with the acquisition of the Collier-Jennings Companies.

Net income available to common shareholders represents consolidated net income adjusted for preferred dividends declared, accretion of discounts and amortization of premiums on preferred stock issuances and cumulative dividends related to the current dividend period that have not been declared as of period end.

The following tables provide a reconciliation of net income to net income available to common shareholders for the periods presented:

	For the Years Ended March 31,
	2012	2011	2010
Earnings Available To Common Shareholders
Net Income	$1,795,375	$1,842,913	$1,604,801
Preferred Stock Dividends	440,000	666,453	900,000
Deemed Dividends On Preferred Stock From Net Accretion Of Preferred Stock	-	18,816	72,544
Net Income Available To Common Shareholders	$1,355,375	$1,157,644	$632,257

There were no dilutive securities or options for the year ended March 31, 2012, therefore no reconciliation is provided. The following tables show the effects of dilutive options and warrants on the Company’s earnings per share for the periods indicated:

	For the Year Ended
	March 31, 2011
	Income	Shares	Per Share Amounts

Basic EPS	$ 1,157,644	2,684,130	$0.43
Effect of Diluted Securities:
Mandatorily Redeemable Shares	-	78,694	(0.01)
Senior Convertible Debentures	-	-	-
Stock Options And Warrants	-	-	-
Diluted EPS	$ 1,157,644	2,762,824	$0.42

	For the Year Ended
	March 31, 2010
	Income	Shares	Per Share Amounts

Basic EPS	$ 632,257	2,460,855	$0.26
Effect of Diluted Securities:
Mandatorily Redeemable Shares	-	66,729	(0.01)
Senior Convertible Debentures	-	-	-
Stock Options And Warrants	-	-	-
Diluted EPS	$ 632,257	2,527,584	$0.25

The average market price used in calculating the assumed number of dilutive shares issued for the years ended March 31, 2012, 2011, and 2010 was $9.53, $10.64, and $11.69, respectively. As a result of the average stock price being less than the exercise price of all options and warrants in the years ended March 31, 2012, 2011 and 2010, the options are not dilutive in calculating diluted earnings per share for those years.

(p)	Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.

(q)	Recently Issued Accounting Standards

The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:

In July 2010, the Receivables topic of the Accounting Standards Codification (“ASC”) was amended by Accounting Standards Update (“ASU”) 2010-20 to require expanded disclosures related to a company’s allowance for credit losses and the credit quality of its financing receivables. The amendments require the allowance disclosures to be provided on a disaggregated basis. The Company is required to include these disclosures in its interim and annual financial statements. See Note 4 of the Notes to Consolidated Fianncial Statements.

Disclosures about Troubled Debt Restructurings (“TDRs”) required by ASU 2010-20 were deferred by the Financial Accounting Standards Board (“FASB”) in ASU 2011-01 issued in January 2011. In April 2011 the FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a TDR. The determination is based on whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties as both events must be present.  Disclosures related to TDRs under ASU 2010-20 have been presented in Note 4.

In December 2010, the Intangibles topic of the ASC was amended to modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings upon adoption. Impairments occurring subsequent to adoption should be included in earnings. The amendment was effective for the Company on April 1, 2011.

In September 2011, the Intangibles topic was again amended to permit an entity to consider qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This amendment will be effective for the Company on April 1, 2012.

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments are effective for the Company beginning April 1, 2012 but are not expected to have a material effect on the consolidated financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments were effective for the Company beginning April 1, 2012 but are not expected to have a material effect on the consolidated financial statements.

The Comprehensive Income topic of the ASC was amended in June 2011. The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders’ equity and requires consecutive presentation of the statement of net income and other comprehensive income. The amendments will be applicable to the Company on April 1, 2012 and will be applied retrospectively. In December 2011, the topic was further amended to defer the effective date of presenting reclassification adjustments from other comprehensive income to net income on the face of the financial statements. Companies should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the amendments while FASB redeliberates future requirements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

(r)	Risks and Uncertanties

In the normal course of its business, the Company encounters two significant types of risk: economic and regulatory.  There are three main components of economic risk: interest rate risk, credit risk, and market risk.  The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets.  Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments.  Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and mortgage-backed securities available for sale.  The Company is subject to the regulations of various government agencies.  These regulations can and do change significantly from period to period.  The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of their examination.

(s)	Reclassifications

Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to current year classifications.

Investment and Mortgage-Backed Securities, Available for Sale	12 Months Ended
Mar. 31, 2012
Investment and Mortgage-Backed Securities, Available for Sale:
Investment and Mortgage-Backed Securities, Available for Sale

(2)	Investment and Mortgage-Backed Securities, Available for Sale

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale are as follows:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value

FHLB Securities	$2,634,234	$64,660	$-	$2,698,894
Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) Bonds	2,926,566	560	5,275	2,921,851
Small Business Administration (“SBA”) Bonds	85,064,224	1,357,490	142,912	86,278,802
Tax Exempt Municipal Bonds	23,231,375	971,739	77,389	24,125,725
Mortgage-Backed Securities	229,462,521	8,486,387	95,073	237,853,835
Equity Securities	102,938	-	27,188	75,750
	$343,421,858	$10,880,836	$347,837	$353,954,857
	March 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value

FHLB Securities	$14,428,778	$125,259	$344,705	$14,209,332
Federal Farm Credit (“FFCB”) Securities	1,997,097	9,503	-	2,006,600
FNMA and FHLMC Bonds	11,959,119	-	298,129	11,660,990
SBA Bonds	64,382,588	599,679	272,435	64,709,832
Taxable Municipal Bond	4,556,812	12,039	97,201	4,471,650
Tax Exempt Municipal Bonds	2,027,172	7,771	-	2,034,943
Mortgage-Backed Securities	233,933,275	6,681,694	534,276	240,080,693
Equity Securities	102,938	-	24,188	78,750
	$333,387,779	$7,435,945	$1,570,934	$339,252,790

FHLB securities, FFCB securities, FNMA and FHLMC bonds, and FNMA and FHLMC mortgage-backed securities are issued by government-sponsored enterprises (“GSEs”).  GSEs are not backed by the full faith and credit of the United States government.  SBA bonds are backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At March 31, 2012 and 2011, the Bank held an amortized cost and fair value of $143.8 million and $149.3 million, respectively, and $145.1 million and $148.5 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The balance does not include any private label mortgage-backed securities.

The amortized cost and fair value of investment and mortgage-backed securities available for sale at March 31, 2012 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Less Than One Year	$-	$-
One – Five Years	7,626,608	7,676,812
Five – Ten Years	51,416,058	52,193,297
After Ten Years	54,916,671	56,230,913
Mortgage-Backed Securities	229,462,521	237,853,835
	$343,421,858	$353,954,857

At March 31, 2012 and 2011, the amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $130.6 million and $137.1 million, respectively, and $131.4 million and $138.0 million, respectively.

The Bank received approximately $78.3 million, $65.0 million and $58.2 million, respectively, in proceeds from sales of available for sale securities during the years ended March 31, 2012, 2011, and 2010. As a result, the Bank recognized $2.3 million in gross gains and no gross losses for the year ended March 31, 2012, $1.5 million in gross gains and no gross losses for the year ended March 31, 2011, and $1.2 million in gross gains and no gross losses for the year ended March 31, 2010.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FNMA And FHLMC Bonds	$1,921,291	$5,275	$-	$-	$1,921,291	$5,275
SBA Bonds	12,508,821	142,912	-	-	12,508,821	142,912
Tax Exempt Municipal Bond	3,390,580	77,389	-	-	3,390,580	77,389
Mortgage-Backed Securities	23,053,784	95,073	-	-	23,053,784	95,073
Equity Securities	-	-	75,750	27,188	75,750	27,188
	$40,874,476	$320,649	$75,750	$27,188	$40,950,226	$347,837

	March 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$11,316,397	$344,705	$-	$-	$11,316,397	$344,705
FNMA And FHLMC Bonds	11,660,990	298,129	-	-	11,660,990	298,129
SBA Bonds	22,878,098	272,435	-	-	22,878,098	272,435
Taxable Municipal Bond	2,452,620	97,201			2,452,620	97,201
Mortgage-Backed Securities	49,991,656	534,276	-	-	49,991,656	534,276
Equity Securities	-	-	78,750	24,188	78,750	24,188
	$98,299,761	$1,546,746	$78,750	$24,188	$98,378,511	$1,570,934

Securities classified as available-for-sale are recorded at fair market value.  At March 31, 2012, 7.8% of the unrealized losses, or one individual security, consisted of securities in a continuous loss position for 12 months or more.  At March 31, 2011, 1.5% of the unrealized losses, or one individual security, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”). Factors considered in the review include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value.

If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or may recognize a portion in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment.

Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Mar. 31, 2012
Investment and Mortgage-Backed Securities, Available for Sale:
Investment and Mortgage-Backed Securities, Held to Maturity

(3)	Investment and Mortgage-Backed Securities, Held to Maturity

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities held to maturity are as follows:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

FHLB Securities	$11,554,627	$221,726	$13,517	$11,762,836
FFCB Securities	1,999,516	6,534	23,410	1,982,640
FNMA and FHLMC Bonds	6,983,004	19,863	49,147	6,953,720
SBA Bonds	3,251,151	305,430	-	3,556,581
Mortgage-Backed Securities	43,732,912	1,822,180	-	45,555,092
Equity Securities	155,000	-	-	155,000
	$67,676,210	$2,375,733	$86,074	$69,965,869

	March 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

FHLB Securities	$10,040,055	$297,670	$694	$10,337,031
SBA Bonds	3,856,483	242,167	-	4,098,650
Mortgage-Backed Securities	19,113,587	418,657	-	19,532,244
Equity Securities	155,000	-	-	155,000
	$33,165,125	$958,494	$694	$34,122,925

FHLB securities, FFCB securities, and FNMA and FHLMC are issued by GSEs.  Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At March 31, 2012 and 2011, the Bank held an amortized cost and fair value of $42.2 million and $43.9 million, respectively, and $16.5 million and $16.8 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The balance does not include any private label mortgage-backed securities.

The amortized cost and fair value of investment and mortgage-backed securities held to maturity at March 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities resulting from call features on certain investments.

	Amortized Cost	Fair Value

Less Than One Year	$-	$-
One – Five Years	6,367,247	6,582,629
Over Five – Ten Years	8,996,597	9,000,770
More Than Ten Years	8,579,454	8,827,378
Mortgage-Backed Securities	43,732,912	45,555,092
	$67,676,210	$69,965,869

At March 31, 2012 and 2011, the amortized cost and fair value of investment and mortgage-backed securities held to maturity pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $11.6 million and $12.1 million, respectively, and $9.4 million and $9.9 million, respectively.

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$4,532,636	$13,517	$-	$-	$4,532,636	$13,517
FFCB Securities	976,590	23,410	-	-	976,590	23,410
FNMA And FHLMC Bonds	4,939,150	49,147	-	-	4,939,150	49,147
	$10,448,376	$86,074	$-	$-	$10,448,376	$86,074

The Company had only one held to maturity security that was in an unrealized loss position at March 31, 2011.The fair value of this FHLB security was $1.0 million and the unrealized loss was $694. The security had been in an unrealized loss position for less than 12 months.  The Company’s held-to-maturity portfolio is recorded at amortized cost.  The Company has the ability and intends to hold these securities to maturity. There were no sales of securities held to maturity during the years ended March 31, 2012, 2011 and 2010.

Loans and Leases Receivable, Net	12 Months Ended
Mar. 31, 2012
Loans and Leases Receivable, Net:
Loans and Leases Receivable, Net

(4)	Loans Receivable, Net

Loans receivable, net, at March 31 consisted of the following:

	2012	2011

Residential Real Estate Loans	$97,807,917	$111,028,021
Consumer Loans	58,685,000	64,862,668
Commercial Business	9,552,575	13,529,957
Commercial Real Estate	276,317,897	306,955,623
Total Loans Held For Investment	442,363,389	496,376,269

Loans Held For Sale	2,671,771	5,166,234
Total Loans Receivable, Gross	445,035,160	501,542,503
Less:
Allowance For Loan Losses	14,615,198	12,501,800
Loans In Process	1,886,652	4,580,059
Deferred Loan Fees	22,704	(9,972)
	16,524,554	17,071,887
Total Loans Receivable, Net	$428,510,606	$484,470,616

Changes in the allowance for loan losses for the years ended March 31 are summarized as follows:

	2012	2011	2010

Balance At Beginning Of Year	$12,501,800	$12,307,394	$10,181,599
Provision For Loan Losses	8,650,000	7,800,000	8,155,000
Charge Offs	(6,643,834)	(8,116,667)	(6,067,509)
Recoveries	107,232	511,073	38,304
Total Allowance For Loan Losses	$14,615,198	$12,501,800	$12,307,394

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered the least risky in terms of determining the allowance for loan losses. Substandard loans are considered the most risky category. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 60 days or more past due are automatically classified in this category. The other two categories fall in between these two grades. The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	March 31, 2012
	Credit Quality Measures
	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$88,536,685	$-	$573,887	$8,697,345	$97,807,917
Consumer	57,113,676	159,805	27,604	1,383,915	58,685,000
Commercial Business	8,608,378	446,815	-	497,382	9,552,575
Commercial Real Estate	190,230,745	21,874,264	19,783,230	44,429,658	276,317,897
Total	$344,489,484	$22,480,884	$20,384,721	$55,008,300	$442,363,389

	March 31, 2011
	Credit Quality Measures
	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$104,826,411	$433,710	$379,036	$5,388,864	$111,028,021
Consumer	61,425,853	97,706	9,180	3,329,929	64,862,668
Commercial Business	12,059,761	6,285	-	1,463,911	13,529,957
Commercial Real Estate	230,031,130	10,786,846	30,462,062	35,675,585	306,955,623
Total	$408,343,155	$11,324,547	$30,850,278	$45,858,289	$496,376,269

The following table presents an age analysis of past due balances by category at March 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$2,778,235	$742,345	$3,638,929	$7,159,509	$90,648,408	$97,807,917
Consumer	659,028	352,421	620,358	1,631,807	57,053,193	58,685,000
Commercial Business	174,420	209,418	20,808	404,646	9,147,929	9,552,575
Commercial Real Estate	18,332,136	4,682,891	18,378,165	41,393,192	234,924,705	276,317,897
Total	$21,943,819	$5,987,075	$22,658,260	$50,589,154	$391,774,235	$442,363,389

The following table presents an age analysis of past due balances by category at March 31, 2011.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$1,799,800	$-	$1,809,881	$3,609,681	$107,418,340	$111,028,021
Consumer	2,673,973	196,958	1,194,171	4,065,102	60,797,566	64,862,668
Commercial Business	93,579	133,399	171,901	398,879	13,131,078	13,529,957
Commercial Real Estate	19,441,992	2,708,373	9,337,385	31,487,750	275,467,873	306,955,623
Total	$24,009,344	$3,038,730	$12,513,338	$39,561,412	$456,814,857	$496,376,269

At March 31, 2012 and 2011, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them. The following table shows non-accrual loans by category at March 31, 2012 compared to March 31, 2011.

	At March 31, 2012		At March 31, 2011		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$ 3,638,929	0.8%	$ 1,809,881	0.4%	$ 1,829,048	101.1%
Commercial Business	20,808	-	171,901	-	(151,093)	(87.9)
Commercial Real Estate	18,378,165	4.2	9,337,385	1.9	9,040,780	96.8
Consumer	620,358	0.1	1,194,171	0.2	(573,813)	(48.1)
Total Non-accural Loans	$ 22,658,260	5.1%	12,513,338	2.5%	$ 10,144,922	81.1%

(1) PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Year Ended March 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800
Provision	789,365	1,570,350	114,169	6,176,116	8,650,000
Charge-Offs	(563,604)	(1,250,573)	(408,138)	(4,421,519)	(6,643,834)
Recoveries	-	56,279	14,675	36,278	107,232
Ending Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198

	For the Year Ended March 31, 2011
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,944,257	$988,634	$678,728	$8,695,775	$12,307,394
Provision	644,032	649,542	539,264	5,967,162	7,800,000
Charge-Offs	(1,009,937)	(584,600)	(320,960)	(6,201,170)	(8,116,667)
Recoveries	124,512	68,479	27,117	290,965	511,073
Ending Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$155,000	$1,773,625	$1,928,625
Consumer	19,568	1,478,543	1,498,111
Commercial Business	148,610	496,245	644,855
Commercial Real Estate	1,313,670	9,229,937	10,543,607
Total	$1,636,848	$12,978,350	$14,615,198

	Allowance For Loan Losses
March 31, 2011	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$-	$1,702,864	$1,702,864
Consumer	41,100	1,080,955	1,122,055
Commercial Business	240,648	683,501	924,149
Commercial Real Estate	490,728	8,262,004	8,752,732
Total	$772,476	$11,729,324	$12,501,800

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$3,544,061	$94,263,856	$97,807,917
Consumer	1,849,046	56,835,954	58,685,000
Commercial Business	172,362	9,380,213	9,552,575
Commercial Real Estate	35,231,717	241,086,180	276,317,897
Total	$40,797,186	$401,566,203	$442,363,389

	Loans Receivable
March 31, 2011	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,278,966	$108,749,055	$111,028,021
Consumer	1,436,829	63,425,839	64,862,668
Commercial Business	770,011	12,759,946	13,529,957
Commercial Real Estate	28,811,862	278,143,761	306,955,623
Total	$33,297,668	$463,078,601	$496,376,269

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis.

The average balance of impaired loans was $34.3 million for year ended March 31, 2012 compared to $37.2 million in the prior year. The following tables are a summary of information related to impaired loans as of March 31, 2012 and 2011.

	March 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With No Related Allowance Recorded:
Residential Real Estate	$2,201,560	$2,456,960	$-	$2,066,066	$65,818
Consumer Loans	1,829,478	1,879,478	-	2,398,298	86,180
Commercial Business	23,752	47,752	-	294,894	1,677
Commercial Real Estate	27,425,873	29,175,328	-	24,020,047	1,186,679

With An Allowance Recorded:
Residential Real Estate	1,342,501	1,954,501	155,000	586,109	6,137
Consumer Loans	19,568	60,668	19,568	28,181	-
Commercial Business	148,610	148,610	148,610	207,135	5,608
Commercial Real Estate	7,805,844	9,945,912	1,313,670	4,687,210	228,483

Total
Residential Real Estate	3,544,061	4,411,461	155,000	2,652,175	71,955
Consumer Loans	1,849,046	1,940,146	19,568	2,426,479	86,180
Commercial Business	172,362	196,362	148,610	502,029	7,285
Commercial Real Estate	35,231,717	39,121,240	1,313,670	28,707,257	1,415,162
Total	$40,797,186	$45,669,209	$1,636,848	$34,287,940	$1,580,582

	March 31, 2011
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With No Related Allowance Recorded:
Residential Real Estate	$2,278,966	$2,683,966	$-	$1,458,882	$51,267
Consumer Loans	1,376,161	1,583,160	-	729,889	56,764
Commercial Business	499,481	499,481	-	327,785	14,790
Commercial Real Estate	26,387,167	27,948,568	-	30,244,873	1,361,177

With An Allowance Recorded:
Residential Real Estate	-	-	-	41,879	-
Consumer Loans	60,668	60,668	41,100	124,089	-
Commercial Business	270,530	270,530	240,648	207,073	4,833
Commercial Real Estate	2,424,695	2,614,695	490,728	4,018,967	44,337

Total
Residential Real Estate	2,278,966	2,683,966	-	1,500,761	51,267
Consumer Loans	1,436,829	1,643,828	41,100	853,978	56,764
Commercial Business	770,011	770,011	240,648	534,858	19,623
Commercial Real Estate	28,811,862	30,563,263	490,728	34,263,840	1,405,514
Total	$33,297,668	$35,661,068	$772,476	$37,153,437	$1,533,168

A TDR is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grant a concession to a borrower that it would not otherwise consider.  The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.  TDRs included in impaired loans at March 31, 2012 and 2011 amounted to $18.0 million and $12.2 milion, respectively.

As a result of adopting the amendments in ASU 2011-02, management reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (April 1, 2011) to determine whether they are considered TDRs under the amended guidance.  Management identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology. Upon identifying those loans as TDRs, management identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those loans newly identified as impaired. At the end of the first interim period of adoption (September 30, 2011), the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $11.8 million, and the allowance for loan losses associated with those loans, on the basis of a current evaluation of loss was $215,000.

	For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	-	$-	$-
Consumer Loans	1	15,358	15,358
Commercial Business	-	-	-
Commercial Real Estate	14	11,988,576	11,988,576
Total	15	$12,003,934	$12,003,934

During the year ended March 31, 2012, the Bank modified 15 loans that were considered to be TDRs. The modification for these loans consisted of lowering the interest rate.

During the year ended March 31, 2012, six loans that had been previously restructured were in default. However, there were no loans restructured during the previous twelve months that subsequently defaulted during the year ended March 31, 2012. The Bank considers any loan 30 days or more past due to be in default.

Premises and Equipment, Net	12 Months Ended
Mar. 31, 2012
Premises and Equipment, Net:
Premises and Equipment, Net

(5)	Premises and Equipment, Net

Premises and equipment, net, at March 31 are summarized as follows:

	2012	2011

Land	$5,471,503	$5,471,503
Buildings And Improvements	17,570,577	17,592,015
Furniture And Equipment	11,180,104	10,756,795
Construction In Progress	83,749	97,463
	34,305,933	33,917,776
Less Accumulated Depreciation	(15,579,634)	(14,117,160)

Total Premises And Equipment, Net	$18,726,299	$19,800,616

Depreciation expense for the years ended March 31, 2012, 2011, and 2010 was $1.5 million, $1.5 million, and $1.6 million, respectively. The Bank has entered into non-cancelable operating leases related to buildings and land.  At March 31, 2012, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2013	$406,798
2014	413,811
2015	413,811
2016	326,835
2017	242,288
Thereafter	1,322,167
$3,125,710

Total rental expense amounted to $401,000, $434,000, and $434,000 for the years ended March 31, 2012, 2011 and 2010, respectively.  Four lease agreements with monthly expenses of $6,179, $800, $7,792, and $9,075 have multiple renewal options totaling 30, 10, 40, and 10 years, respectively.

Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2012
Intangible Assets and Goodwill:
Intangible Assets and Goodwill

(6)	Intangible Assets and Goodwill

Intangible assets and goodwill are the result of the Collier Jennings acquisition in July 2006.  Changes in intangible assets and goodwill for the years ended March 31 consisted of the following:

	2012	2011
Customer List
Balance At Beginning Of Year	$149,481	$178,246
Amortization	50,004	28,765
Balance At End Of Year	99,477	149,481
Employment Contracts
Balance At Beginning Of Year	10,019	71,254
Amortization	10,019	61,235
Balance At End Of Year	-	10,019
Total Intangibles	99,477	159,500
Goodwill	1,199,754	1,199,754
Total	$1,299,231	$1,359,254

In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2011 and September 30, 2010 for fiscal years ended March 31, 2012 and March 31, 2011, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no amortization of goodwill for the years ended March 31, 2012 and 2011. Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2013	$50,000
2014	49,477
$99,477

FHLB Stock	12 Months Ended
Mar. 31, 2012
FHLB Stock:
FHLB Stock

(7)	FHLB Stock

The Bank, as a member of the FHLB of Atlanta, is required to acquire and hold shares of capital stock in the FHLB of Atlanta in an amount equal to a membership component, which is 0.15% of total assets at December 31, 2011 and 2010 plus a transaction component which equals 4.5% of outstanding advances (borrowings) from the FHLB of Atlanta.  The Bank is in compliance with this requirement with an investment in FHLB of Atlanta stock of $8.5 million and $11.3 million as of March 31, 2012 and 2011, respectively. No readily available market exists for this stock and it has no quoted fair value.  However, because redemption of this stock has historically been at par, it is carried at cost.

Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Mar. 31, 2012
Repossessed Assets Acquired In Settlement Of Loans:
Repossessed Assets Acquired In Settlement Of Loans

(8)	Repossessed Assets Acquired In Settlement Of Loans

The Bank owned $14.2 million and $14.4 million in repossessed assets acquired in settlement of loans at March 31, 2012 and 2011, respectively. Transactions in repossessed assets for the years ended March 31, 2012, 2011 and 2010 are summarized below:

	March 31,
	2012	2011	2010
Balance, Beginning Of Year	$14,433,853	$10,773,050	$1,985,172
Additions	4,276,679	15,581,977	10,573,654
Capital Improvements	36,877	549,458	-
Sales	(3,978,390)	(11,061,070)	(1,281,196)
Write Downs	(608,920)	(1,409,562)	(504,580)
Balance, End Of Year	$14,160,099	$14,433,853	$10,773,050

Deposits	12 Months Ended
Mar. 31, 2012
Deposits:
Deposits

(9)	Deposits

Deposits outstanding by type of account are summarized as follows:

	At March 31, 2012			At March 31, 2011
	Amount	Weighted Rate	Interest Rate Range	Amount	Weighted Rate	Interest Rate Range
Checking Accounts	$124,750,127	0.11%	0.00-0.30%	$117,077,343	0.09%	0.00-0.60%
Money Market Accounts	224,195,659	0.55%	0.25-0.60%	194,560,099	0.85%	0.30-0.90%
Statement Savings Accounts	22,348,787	0.20%	0.00-0.25%	20,582,505	0.24%	0.00-0.30%
Total	371,294,573	0.38%	0.00-0.60%	332,219,947	0.54%	0.00-0.60%

Certificate Accounts:
0.00 – 1.99%	267,556,217			239,078,153
2.00 – 2.99%	49,260,643			107,386,573
3.00 – 3.99%	2,936,931			3,307,422
4.00 – 4.99%	4,021,999			5,272,507
5.00 – 5.99%	1,130,693			3,092,512
Total	324,906,483	1.36%	0.20-5.50%	358,137,167	1.71%	0.15-5.50%
Total Deposits	$696,201,056	0.84%	0.00-5.50%	$690,357,114	1.15%	0.00-5.50%

Included in the certificate accounts above at March 31, 2012 and 2011 were $34.4 million and $39.7 million, respectively, in brokered deposits with a weighted average interest rate of 1.71% and 2.18%, respectively. Of the brokered deposits at March 31, 2012, $12.5 million mature within one year.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $156.0 million and $172.2 million at March 31, 2012 and 2011, respectively.

The amounts and scheduled maturities of all certificates of deposit at March 31 are as follows:

	March 31,
	2012	2011

Within 1 Year	$215,738,167	$243,178,999
After 1 Year, Within 2 Years	53,231,294	70,524,910
After 2 Years, Within 3 Years	14,494,174	10,601,023
After 3 Years, Within 4 Years	24,155,416	15,014,756
After 4 Years, Within 5 Years	17,287,432	18,817,479
Thereafter	-	-
	$324,906,483	$358,137,167

At March 31, 2012 and 2011, the Bank has $67,000 and $34,000, respectively, in overdrafts that were reclassified to loans.

Advances From Federal Home Loan Bank (FHLB) And Other Borrowings	12 Months Ended
Mar. 31, 2012
Deposits:
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings

(10)	Advances From Federal Home Loan Bank (FHLB) And Other Borrowings

Advances from the FHLB at March 31 are summarized by year of maturity and weighted average interest rate below:

	2012		2011
Year Ending March 31	Amount	Weighted Rate	Amount	Weighted Rate
2012	$-	-%	$24,950,000	2.22%
2013	18,900,000	2.70%	10,000,000	4.76%
2014	30,000,000	3.45%	30,000,000	3.45%
2015	20,269,802	3.01%	20,286,338	3.01%
2016	20,000,000	4.12%	20,000,000	4.12%
2017	15,000,000	4.66%	15,000,000	4.66%
Thereafter	17,900,000	4.10%	17,900,000	4.10%
	$122,069,802	3.62%	$138,136,338	3.57%

These advances are secured by a blanket collateral agreement with the FHLB by pledging the Bank’s portfolio of residential first mortgage loans and investment securities with an amortized cost and fair value of $152.8 million and $162.1 million, respectively, at March 31, 2012 and $168.2 million and $172.9 million, respectively, at March 31, 2011. Advances are subject to prepayment penalties.

The following tables show callable FHLB advances as of the dates indicated.  These advances are also included in the above table.  All callable advances are callable at the option of the FHLB.  If an advance is called, the Bank has the option to pay off the advance without penalty, re-borrow funds on different terms, or convert the advance to a three-month floating rate advance tied to LIBOR.

As of March 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates

11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
08/28/08	08/28/13	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter

As of March 31, 2011
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates

11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
03/09/07	03/09/12	4,700,000	4.286%	Multi-Call	06/09/10 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
11/16/07	11/16/11	5,000,000	3.745%	Multi-Call	11/17/08 and quarterly thereafter
08/28/08	08/28/13	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter

At March 31, 2012 and 2011, the Bank had $152.8 million and $140.9 million in additional borrowing capacity, respectively, at the FHLB.

The Bank had $9.8 million and $11.2 million in other borrowings at March 31, 2012 and 2011, respectively.  These borrowings consist of short-term repurchase agreements with certain commercial demand deposit customers for sweep accounts. The repurchase agreements typically mature within one to three days and the interest rate paid on these borrowings floats monthly with money market type rates. At March 31, 2012 and 2011, the interest rate paid on the repurchase agreements was 0.25% and 0.40%, respectively. The maximum amount outstanding at any one month end during the year ended March 31, 2012 was $11.7 million compared to $12.3 million in 2011. The Bank had pledged as collateral for these repurchase agreements investment and mortgage-backed securities with amortized costs and fair values of $17.8 million and $19.0 million, respectively, at March 31, 2012 and $22.7 million and $23.7 million, respectively, at March 31, 2011.

Junior Subordinated Debentures	12 Months Ended
Mar. 31, 2012
Significant Accounting Policies:
Junior Subordinated Debentures

(11)	Junior Subordinated Debentures

On September 21, 2006, Security Federal Statutory Trust (the “Trust”), a wholly-owned subsidiary of the Company, issued and sold fixed and floating rate capital securities of the Trust (the “Capital Securities”), which are reported on the consolidated balance sheet as junior subordinated debentures, generating proceeds of $5.2 million. The Trust loaned these proceeds to the Company to use for general corporate purposes, primarily to provide capital to the Bank.

The Capital Securities accrue and pay distributions annually at a rate per annum equal to 2.174% at March 31, 2012.  Prior to September 2011, one-half of the Capital Securities issued in the transaction had a fixed rate of 6.88% and the remaining half had a floating rate of three-month LIBOR plus 170 basis points. After September 2011, the rate is a floating rate of three month LIBOR plus 170 basis points as the fixed rate portion was converted to the floating rate. The distribution rate payable on the Capital Securities is cumulative and payable quarterly in arrears.

The Company has the right, subject to events of default, to defer payments of interest on the Capital Securities for a period not to exceed 20 consecutive quarterly periods, provided that no extension period may extend beyond the maturity date of December 15, 2036. The Company has no current intention to exercise its right to defer payments of interest on the Capital Securities.

The Capital Securities mature or are mandatorily redeemable upon maturity on December 15, 2036, and or upon earlier optional redemption as provided in the indenture. The Company has the right to redeem the Capital Securities in whole or in part, on or after September 15, 2011.

Mandatorily Redeemable Financial Instrument	12 Months Ended
Mar. 31, 2012
Mandatorily Redeemable Financial Instrument:
Mandatorily Redeemable Financial Instrument

(12)	Mandatorily Redeemable Financial Instrument

On June 30, 2006, the Company recorded a $1.4 million mandatorily redeemable financial instrument as a result of the acquisition of the Collier-Jennings Companies. The shareholder of Collier-Jennings Companies received cash and was issued stock in the Company to settle the acquisition.  The shares were released to the shareholder of Collier-Jennings Companies over a three-year period.  The stock had a mandatorily redeemable rate at the option of the shareholder of Collier-Jennings Companies in cumulative increments of 20% per year for a five-year period at the greater of $26 per share or one and one-half times the book value per common share of the Company’s stock.

The mandatorily redeemable financial instrument was carried at fair value based on the Company’s book value per common share. The Company recorded a valuation gain of $50,000 during the year ended March 31, 2012 compared to $196,000 during the year ended March 31, 2011 to properly reflect the fair value of the instrument.

On April 11, 2011, the Company eliminated the mandatorily redeemable shares of the Company’s common stock as a result of an investor’s purchase of these shares in a private transaction.  In connection with the purchase of these shares, the redemption feature was eliminated.  As a result, the Company no longer has the liability related to these shares on its balance sheet and the Company’s capital increased by $1.5 million.

Senior Convertible Debentures	12 Months Ended
Mar. 31, 2012
Senior Convertible Debentures:
Senior Convertible Debentures

(13)	Senior Convertible Debentures

Effective December 1, 2009, the Company issued $6.1 million in convertible senior debentures. The debentures will mature on December 1, 2029 and accrue interest at the rate of 8.0% per annum until maturity or earlier redemption or repayment. Interest on the debentures is payable on June 1 and December 1 of each year, and commenced June 1, 2010. The debentures are convertible into the Company’s common stock at a conversion price of $20 per share at the option of the holder at any time prior to maturity.

The debentures are redeemable, in whole or in part, at the option of the Company at any time on or after December 1, 2019, at a price equal to 100% of the principal amount of the debentures to be purchased plus any accrued and unpaid interest to, but excluding, the date of redemption. The debentures are unsecured general obligations of the Company ranking equal in right of payment to all of our present and future unsecured indebtedness that is not expressly subordinated.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes:
Income Taxes

(14)	Income Taxes

Income tax expense is comprised of the following:

	For the Years Ended March 31,
	2012	2011	2010
Current:
Federal	$1,814,394	$1,755,393	$1,879,069
State	226,970	336,011	320,729
Total Current Tax Expense	2,041,364	2,091,404	2,199,798
Deferred:
Federal	(706,857)	(1,025,678)	(1,030,802)
State	576,774	(107,593)	(108,791)
Total Deferred Tax Expense	(130,083)	(1,133,271)	(1,139,593)
Total Income Tax Expense	$1,911,281	$958,133	$1,060,205

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Years Ended March 31,
	2012	2011	2010
Tax At Statutory Income Tax Rate	$1,260,263	$952,356	$906,102
State Tax And Other	10,480	(23,555)	124,896
Write-down Of State Deferred Tax Asset	625,000	-	-
Valuation Allowance	15,538	29,332	29,207
Total Income Tax Expense	$1,911,281	$958,133	$1,060,205

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	At March 31,
	2012	2011
Deferred Tax Assets:
Deferred Compensation	$491,872	$479,864
Provision For Loan Losses	5,023,701	4,730,250
Other Real Estate Owned	763,796	915,742
Net Fees Deferred For Financial Reporting	126,811	149,942
Non-accrual Interest	412,775	573,071
Net Operating Losses	220,730	205,192
Other	58,467	94,494
Total Gross Deferred Tax Assets	7,098,152	7,148,555
Less: Valuation Allowance	220,730	205,192
Net Deferred Tax Assets	6,877,422	6,943,363
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,568	126,565
Depreciation	480,812	612,383
Other	73,547	103,614
Intangibles	37,105	59,494
Unrealized Gain on Securities Available for Sale	3,999,426	2,235,538
Total Gross Deferred Tax Liability	4,705,458	3,137,594
Net Deferred Tax Asset	$2,171,964	$3,805,769

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of March 31, 2012, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with State net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $15,538. Net deferred tax assets are included in other assets at March 31, 2012 and 2011. The Company has state net operating losses of $6.7 million and $6.2 million for the years ended March 31, 2012 and 2011, respectively.

During the year ended March 31, 2012, the Company wrote down the state deferred tax asset by $625,000 as a result of the Bank’s conversion from a thrift to a state-chartered commercial bank. This is the result of a difference in South Carolina income tax laws for banks versus thrifts. As a result of the conversion, the basis for calculating taxes for South Carolina changed from pre-tax income (which incorporated permanent tax differences) at a rate of 6% to book net income (after applicable federal taxes) at a rate of 4.5%.

Retained earnings at March 31, 2012 included tax bad debt reserves of approximately $2.2 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank, they may be subject to federal income tax at the prevailing corporate tax rate. Tax returns for 2008 and subsequent years are subject to examination by taxing authorities.

Regulatory Matters	12 Months Ended
Mar. 31, 2012
Regulatory Matters:
Regulatory Matters

(15)	Regulatory Matters

The Federal Reserve and bank regulatory agencies require bank holding companies and financial institutions to maintain capital at adequate levels based on a percentage of assets and off-balance sheet exposures, adjusted for risk weights ranging from 0% to 100%. Under the capital adequacy guidelines, regulatory capital is classified into two tiers. These guidelines require an institution to maintain a certain level of Tier 1 and Tier 2 capital to risk-weighted assets. Tier 1 capital consists of common shareholders' equity, excluding the unrealized gain or loss on securities available for sale, minus certain intangible assets. In determining the amount of risk-weighted assets, all assets, including certain off-balance sheet assets, are multiplied by a risk-weight factor of 0% to 100% based on the risks believed to be inherent in the type of asset. Tier 2 capital consists of Tier 1 capital plus the general reserve for loan losses, subject to certain limitations. The Bank is required to maintain capital at a minimum level based on total average assets, which is known as the Tier 1 leverage ratio.

Failure to meet minimum capital requirements can initiate certain mandatory and discretionary actions by regulators that could have a material adverse effect on the Company.  As of March 31, 2012 and 2011, the Bank was categorized as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events that management believes have changed that classification as of the date of this Annual Report.

The Company and the Bank’s regulatory capital amounts and ratios are as follows as of the dates indicated:

	Actual		For Capital Adequacy			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in Thousands)
March 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$67,360	14.9%	$18,031	4.0%	$	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	83,666	18.6%	36,314	8.0%		N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	67,360	7.4%	36,314	4.0%		N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,555	17.4%	$18,022	4.0%		$27,033	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	84,298	18.7%	36,043	8.0%		45,054	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,555	8.7%	36,303	4.0%		45,379	5.0%

March 31, 2011
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$76,399	15.4%	$19,900	4.0%		$29,850	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	82,618	16.6%	39,801	8.0%		49,751	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	76,399	8.3%	37,060	4.0%		46,325	5.0%
Tangible Capital (To Tangible Assets)	76,399	8.3%	18,530	2.0%		46,325	5.0%

Prior to the Company’s conversion on December 28, 2011 to a bank holding company, it was required to only calculate regulatory capital ratios on the bank level and not the holding company.

The payment of dividends by the Company depends primarily on the ability of the Bank to pay dividends to the Company.  The Bank is subject to various general regulatory policies and requirements relating to the payment of dividends. Any restrictions on the ability of the Bank to pay dividends will indirectly restrict the ability of the Company to pay dividends.

Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans:
Employee Benefit Plans

(16)	Employee Benefit Plans

The Company is participating in a multiple employer defined contribution employee benefit plan covering substantially all employees with six months or more of service.  The Company matches a portion of the employees’ contributions and the plan has a discretionary profit sharing provision.  The total employer contributions were $188,000, $221,000, and $217,000 for the years ended March 31, 2012, 2011, and 2010, respectively.

The Company has an Employee Stock Purchase Plan (“ESPP”).  The ESPP allows employees of the Company to purchase stock quarterly through a payroll deduction at a discount calculated as 15% of the market value with a floor equal to the Company’s book value.  The ESPP, which was approved by stockholders in July 2005, became effective in January 2007.

Participation in the ESPP is voluntary.  Employees are limited to investing $25,000 or 5% of their annual salary, whichever is lower, during the year.  During the year ended March 31, 2012, there were no employee stock purchases within the plan.

Certain officers of the Company participate in a supplemental retirement plan.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  During the years ended March 31, 2012, 2011 and 2010, the Company incurred expenses of $180,000, $282,000 and $304,000, respectively, for this plan.

Certain officers and directors of the Company participate in incentive and non-qualified stock option plans. Prior to fiscal 2010, the Company had three stock option plans that together authorized the Company to grant 150,000 options. In 2008, the 2008 Equity Incentive Plan was approved by stockholders and implemented by the Company with the intention of replacing the previous three option plans. No additional options are to be granted under the old plans and forfeitures under the old plans are not added to the new plan as available options, however, all existing options outstanding under these plans remain in effect. The 2008 Equity Incentive Plan provides for the grant of non-qualified and incentive stock options, stock appreciation rights (“SARS”), and restricted stock awards. Under the 2008 Equity Incentive Plan, 50,000 shares of common stock are reserved for the issuance of stock options and SARS in addition to 50,000 shares subject to restricted stock awards. The plan is administered by a committee appointed by the Board of Directors. The committee determines the specific employees, amount and type of any awards granted. At March 31, 2012 and 2011, there were 50,000 shares available for issuance under this plan.

Options under all plans are granted at exercise prices not less than the fair value of the Company’s common stock on the date of the grant.  The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended March 31, 2012, 2011, and 2010:

	2012		2011		2010
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Year	81,400	$22.51	90,900	$22.57	100,500	$22.01
Options Granted	-	-	-	-	-	-
Options Exercised	-	-	-	-	-	-
Options Forfeited	8,500	21.72	8,500	23.09	9,600	16.67
Balance, March 31	72,900	$22.62	81,400	$22.51	90,900	$22.57

Total Intrinsic Value Of Options Exercised During The Year	-		-		-
Weighted-Average Fair Value Of Options Granted During The Year	-		-		-
Options Exercisable	43,600	$22.05	49,900	$21.91	50,400	$21.93
Weighted-Average Remaining Life Of Exercisable Options	2.5 years		3.4 years		4.4 years
Options Available For Grant	50,000		50,000		50,000

During the year ended March 31, 2012, 1,200 stock options with an exercise price of $23.03 vested. No options vested during the years ended March 31, 2011, and 2010. The aggregate intrinsic value of the stock options outstanding and exercisable at March 31, 2012, 2011 and 2010 amounted to $0 for all periods. Total compensation expense related to stock options was $33,000, $34,000, and $33,000 for the periods ended March 31, 2012, 2011 and 2010, respectively.  As of March 31, 2012, there was $145,000 of total unrecognized compensation cost related to non-vested stock options.  The cost is expected to be recognized over a weighted average period of four years.

There were no stock-based awards granted by the Company, during the years ended March 31, 2012, 2011 or 2010.

At March 31, 2012, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date

09/01/03	2,400	$24.00	08/31/13

12/01/03	3,000	$23.65	11/30/13

01/01/04	5,000	$24.22	12/31/13

03/08/04	7,000	$21.43	03/08/14

06/07/04	2,000	$24.00	06/07/14

01/01/05	19,000	$20.55	12/31/14

01/01/06	4,000	$23.91	01/01/16

08/24/06	6,000	$23.03	08/24/16

05/24/07	2,000	$24.34	05/24/17

07/09/07	1,000	$24.61	07/09/17

10/01/07	2,000	$24.28	10/01/17

01/01/08	15,000	$23.49	01/01/18

05/19/08	2,500	$22.91	05/19/18

07/01/08	2,000	$22.91	07/01/18

All options granted prior to March 31, 2006 are 100% vested. Options granted after March 31, 2006 generally vest 20% per year every year beginning in the sixth year after the grant date.  Those options granted after March 31, 2006 may be exercised as they vest in years six through ten, or until the end of year ten after the grant date.

Stock Warrants	12 Months Ended
Mar. 31, 2012
Stock Warrants:
Stock Warrants

(17)	Stock Warrants

In conjunction with its participation in the U.S. Department of Treasury’s (“Treasury”) Capital Purchase Program (“CPP”) in 2008, the Company sold a warrant to the Treasury to purchase 137,966 shares of the Company’s common stock. The warrant has a 10-year term and was immediately exercisable upon issuance. At March 31, 2012, the warrant was anti-dilutive. There were no changes in the Company’s stock warrants during the years ended March 31, 2012 and 2011.

Bank Owned Life Insurance	12 Months Ended
Mar. 31, 2012
Bank Owned Life Insurance:
Bank Owned Life Insurance

(18)	Bank Owned Life Insurance

The cash value of the life insurance policies are recorded as a separate line item in the accompanying balance sheets at $10.8 million, $10.4 million and $10.0 million at March 31, 2012, 2011 and 2010, respectively.  The insurance provides key person life insurance on certain officers of the Company.  The earnings-portion of the insurance policies grows tax deferred and helps offset the cost of the Company’s benefits programs.  The Company recorded earnings of $420,000, $415,000 and $360,000 for the growth in the cash value of life insurance during the years ended March 31, 2012, 2011 and 2010, respectively.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies:
Commitments and Contingencies

(19)	Commitments and Contingencies

In the ordinary course of business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements.  In addition, the Company is a defendant in certain claims and legal actions arising in the ordinary course of business.  In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the consolidated financial condition of the Company.

In conjunction with its lending activities, the Bank enters into various commitments to extend credit and issue letters of credit.  Loan commitments (unfunded loans and unused lines of credit) and letters of credit are issued to accommodate the financing needs of the Bank's customers.  Loan commitments are agreements by the Bank to lend at a future date, so long as there are no violations of any conditions established in the agreement.  Letters of credit commit the Bank to make payments on behalf of customers when certain specified events occur.

Financial instruments where the contract amount represents the Bank's credit risk include commitments under pre-approved but unused lines of credit of $24.1 million and $33.1 million, undisbursed loans in process of $1.9 million and $4.6 million, and letters of credit of $1.7 million and $1.5 million at March 31, 2012 and 2011, respectively.

These loan and letter of credit commitments are subject to the same credit policies and reviews as loans on the balance sheet.  Collateral, both the amount and nature, is obtained based upon management's assessment of the credit risk.  Since many of the extensions of credit are expected to expire without being drawn, the total commitment amounts do not necessarily represent future cash requirements.  In addition to these loan commitments noted above, the Bank had unused credit card loan commitments of $4.5 million and $4.4 million at March 31, 2012 and 2011, respectively.  There were no outstanding commitments on mortgage loans not yet closed at March 31, 2012. Outstanding commitments on mortgage loans not yet closed amounted to $431,000 at March 31, 2011.  These commitments, which are funded subject to certain limitations, extend over varying periods of time with the majority being funded within 45 days.  At March 31, 2012 and 2011, the Bank had outstanding commitments to sell approximately $2.7 million and $5.2 million of loans, respectively, which encompassed the Bank’s held for sale loans.  The Bank also has commitments to sell mortgage loans not yet closed, on a best efforts basis.  Best efforts means the Bank suffers no penalty if they are unable to deliver the loans to the potential buyers.  The fair value of the Bank’s commitment to originate mortgage loans at committed interest rates and to sell such loans to permanent investors is insignificant.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions:
Related Party Transactions

(20)	Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated are customers of, and have banking transactions with, the Bank in the ordinary course of business. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable arms-length transactions.

A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Years Ended March 31,
	2012	2011	2010
Balance, Beginning of Year	$356,345	$460,115	$1,274,769
New Loans	9,270	43,620	65,933
Less Loan Payments	48,805	147,390	880,587
Balance, End of Year	$316,810	$356,345	$460,115

Loans to all employees, officers, and directors of the Company, in the aggregate constituted approximately 4.9% and 5.1% of the Company’s total shareholders' equity at March 31, 2012 and 2011, respectively.  At March 31, 2012 and 2011, deposits from executive officers and directors of the Bank and Company and their related interests in the aggregate approximated $6.3 million and $4.5 million, respectively.

The Company leased office space from two related parties during the year ended March 31, 2012. The first lease is with a company in which a director and an officer of the Company and the Bank have an ownership interest.  The Company incurred expenses of $76,000, $74,000, and $73,000 for rent for the years ended March 31, 2012, 2011, and 2010, respectively, related to this lease.  The Company also leased office space from another officer during the year.  On this lease, the Company incurred rent expense of $6,900 during the year ended March 31, 2012 and $41,400 per year during each of the years ended March 31, 2011 and 2010, respectively. This lease was terminated during the 2012 fiscal year.  Management is of the opinion that the transactions with respect to office rent are made on terms that are comparable to those which would be made with unaffiliated persons.

Stock Issuance and Exchange	12 Months Ended
Mar. 31, 2012
Stock Issuance and Exchange:
Stock Issuance and Exchange

(21)	Stock Issuance and Exchange

The Company was approved to participate in the Treasury’s Community Development Capital Initiative (“CDCI”).  The CDCI was established by the Treasury under the Troubled Asset Relief Program to invest lower cost capital in Community Development Financial Institutions (“CDFI”), supporting their efforts to provide credit to small businesses and other qualified customers in connection with the downturn in the economy.

In connection with its participation in the CDCI, on September 29, 2010, the Company (i) exchanged all $18.0 million (aggregate liquidation preference amount) of its Fixed Rate Cumulative Perpetual Preferred Stock, Series A (“Series A Preferred Stock”), previously sold to the Treasury pursuant to the Troubled Asset Relief Program CPP, for $18.0 million (aggregate liquidation preference amount) of the Company’s newly designated Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “Series B Preferred Stock”), (ii) sold 400,000 shares of its common stock at $10.00 per share in a private offering to board members of the Company for aggregate gross proceeds of $4.0 million; and (iii) received an additional $4.0 million investment from the Treasury through the sale of an additional $4.0 million (aggregate liquidation preference amount) of its Series B Preferred Stock to the Treasury.  The additional $4.0 million investment from the Treasury was contingent upon the Company’s completion of the $4.0 million separate stock offering for the same amount, as required by the Company’s primary regulator at the time, the Office of Thrift Supervision.  The warrant sold by the Company to the Treasury in connection with the Company’s participation in Treasury’s Troubled Asset Relief Program CPP in 2008 remains outstanding.

Participation in the CDCI provided the Company with $8.0 million in additional capital and lowered the cost of the capital received from the Treasury.  The annual dividend rate on the Series A Preferred Stock was 5% and was to have increased to 9% on February 15, 2014.  The annual dividend rate on the Series B Preferred Stock is 2% for the first eight years from the date of issuance, or until September 19, 2018, and 9% thereafter if still then outstanding.  The Company and the Bank must maintain eligibility as a CDFI under Treasury regulations, otherwise, the annual dividend rate on the Series B Preferred Stock will increase to 5% if such eligibility is not corrected within 180 days and will further increase to 9% if not corrected after 270 days.

In addition, on December 22, 2010, the Company sold 82,906 shares of its common stock, $0.01 par value per share, through a private placement. The purchase price was $10.00 per share and the net proceeds received from the sale of these shares was $829,060. This was the final phase in the Company’s current plan to raise additional capital.

Security Federal Corporation Condensed Financial Statements	12 Months Ended
Mar. 31, 2012
Security Federal Corporation Condensed Financial Statements:
Security Federal Corporation Condensed Financial Statements

(22)	Security Federal Corporation Condensed Financial Statements (Parent Company Only)

The following is condensed financial information of Security Federal Corporation (Parent Company only).  The primary asset is its investment in the Bank subsidiary and the principal source of income for the Company is equity in undistributed earnings from the Bank.

Condensed Balance Sheet Data

	At March 31,
	2012	2011
Assets:
Cash	$5,471,308	$5,422,037
Investment Securities, Available For Sale	75,750	78,750
Investment in Security Federal Statutory Trust	155,000	155,000
Loans Receivable, Net	-	1,786,294
Investment In Security Federal Bank	86,405,275	81,411,687
Accounts Receivable And Other Assets	69,787	36,616
Total Assets	$92,177,120	$88,890,384

Liabilities And Shareholders’ Equity:
Accounts Payable And Other Liabilities	$167,534	$173,167
Other Borrowings	-	-
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Mandatorily Redeemable Financial Instrument	-	1,467,312
Shareholders’ Equity	80,770,586	76,010,905
Total Liabilities And Shareholders’ Equity	$92,177,120	$88,890,384

Condensed Statements of Income Data

	For the Years Ended March 31,
	2012	2011	2010
Income:
Equity In Earnings Of Security Federal Bank	$2,095,707	$2,029,275	$2,004,759
Interest Income	78,667	91,806	10,163
Miscellaneous Income	34,338	24,803	7,199
Total Income	2,208,712	2,145,884	2,022,121
Expenses:
Interest Expense	653,727	720,081	474,133
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	(50,000)	(196,000)	63,000
Other Expenses	24,329	37,757	38,982
Total Expenses	628,056	561,838	576,115
Income Before Income Taxes	1,580,656	1,584,046	1,446,006
Income Tax Benefit	(214,719)	(258,867)	(158,795)
Net Income	1,795,375	1,842,913	1,604,801
Preferred Stock Dividends	440,000	666,453	900,000
Accretion of Preferred Stock to Redemption Value	-	18,816	72,544
Net Income Available to Common Shareholders	$1,355,375	$1,157,644	$632,257

Condensed Statements of Cash Flow Data

	For the Years Ended March 31,
	2012	2011	2010
Operating Activities:
Net Income	$1,795,375	$1,842,913	$1,604,801
Adjustments To Reconcile Net Income To Net Cash Provided By (Used In) Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,095,707)	(2,029,275)	(2,004,759)
Stock Compensation Expense	33,123	34,424	33,124
Mandatorily Redeemable Financial Instrument Valuation (Income) Expense	(50,000)	(196,000)	63,000
(Increase) Decrease In Accounts Receivable And Other Assets	(32,154)	214	194,933
Increase (Decrease) In Accounts Payable	(5,633)	(1,236)	143,154
Net Cash Provided By (Used In) Operating Activities	(354,996)	(348,960)	34,253
Investing Activities:
Decrease (Increase) In Loans Receivable	1,786,294	(1,786,294)	-
Additional Investment in Security Federal Bank	-	(4,000,000)	-
Net Cash Provided By (Used In) Investing Activities	1,786,294	(5,786,294)	-
Financing Activities:
Employee Stock Purchase Plan Purchases	-	-	19,800
Proceeds From Issuance Of Senior Convertible Debentures	-	-	6,084,000
Proceeds From Issuance Of Common Stock	-	4,829,060	-
Proceeds From Issuance Of Preferred Stock	-	22,000,000	-
Redemption Of Preferred Stock	-	(18,000,000)	-
Repayments On Line of Credit	-	-	(4,787,330)
Dividends Paid To Shareholders-Preferred Stock	(440,000)	(726,222)	(900,000)
Dividends Paid To Shareholders-Common Stock	(942,027)	(858,184)	(787,550)
Net Cash Provided By (Used In) Financing Activities	(1,382,027)	7,244,654	(371,080)
Net Increase (Decrease) In Cash	49,271	1,109,400	(336,827)
Cash At Beginning Of Year	5,422,037	4,312,637	4,649,464
Cash At End Of Year	$5,471,308	$5,422,037	$4,312,637

Carrying Amounts and Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2012
Carrying Amounts and Fair Value of Financial Instruments:
Carrying Amounts and Fair Value of Financial Instruments

(23)	Carrying Amounts and Fair Value of Financial Instruments

Effective April 1, 2008, the Company adopted accounting guidance which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value under generally accepted accounting principles. This guidance applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements; accordingly, the standard does not require any new fair value measurements of reported balances.

Accounting guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, the guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1

Valuation is based upon quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries and money market funds.

Level 2

Valuation is based upon quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage-backed securities, municipal bonds, corporate debt securities and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain derivative contracts and impaired loans.

Level 3

Valuation is generated from model-based techniques that use at least one significant assumption based on unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following is a description of the valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. At March 31, 2012, the Company’s investment portfolio was comprised of government and agency bonds, mortgage-backed securities issued by government agencies or government sponsored enterprises, municipal securities, and one equity investment. The portfolio did not contain any private label mortgage-backed securities. Fair value measurement is based upon prices obtained from third party pricing services who use independent pricing models which rely on a variety of factors including reported trades, broker/dealer quotes, benchmark yields, economic and industry events and other relevant market information. As such, these securities are classified as Level 2.

Mortgage Loans Held for Sale

The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with Freddie Mac or other investors, are carried in the Company’s loans held for sale portfolio.  These loans are fixed rate residential loans that have been originated in the Company’s name and have closed.  Virtually all of these loans have commitments to be purchased by investors and the majority of these loans were locked in by price with the investors on the same day or shortly thereafter that the loan was locked in with the Company’s customers.  Therefore, these loans present very little market risk for the Company.

The Company usually delivers to, and receives funding from, the investor within 30 days.  Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a “best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination. These loans are classified as Level 2.

Impaired Loans

The Company does not record loans held for investment at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established as necessary. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment.

Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sell, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. Specifically as an example, in situations where the collateral on a nonperforming commercial real estate loan is out of the Company’s primary market area, management would typically order an independent appraisal immediately, at the earlier of the date the loan becomes nonperforming or immediately following the determination that the loan is impaired. However, as a second example, on a nonperforming commercial real estate loan where management is familiar with the property and surrounding areas and where the original appraisal value far exceeds the recorded investment in the loan, management may perform an internal analysis whereby the previous appraisal value would be reviewed and adjusted for current conditions including recent sales of similar properties in the area and any other relevant economic trends. These valuations are reviewed at a minimum on a quarterly basis.

Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At March 31, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. The Company records impaired loans as nonrecurring Level 3.

As of March 31, 2012 and 2011, the recorded investment in impaired loans was $40.8 million and $33.3 million, respectively. The average recorded investment in impaired loans was $34.3 million for year ended March 31, 2012 and $37.2 million for the year ended March 31, 2011.

Foreclosed Assets

Foreclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 3. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the asset as nonrecurring Level 3.

Goodwill and Other Intangible Assets

Goodwill and identified intangible assets are subject to impairment testing. The Company’s approach to testing for impairment is to compare the business unit’s carrying value to the implied fair value based on a multiple of revenue approach. Impairment testing is performed annually as of September 30th or when events or circumstances occur indicating that goodwill of the reporting unit might be impaired.  In the event the fair value is determined to be less than the carrying value, the asset is recorded at fair value as determined by the valuation model. As such, goodwill and other intangible assets subjected to nonrecurring fair value adjustments are classified as Level 3.

Mandatorily Redeemable Financial Instrument

The fair value is determined, in accordance with the underlying agreement at the instrument’s redemption value, as the number of shares issuable pursuant to the agreement at a price per share determined as the greater of a) $26 per share or b) 1.5 times the book value per share of the Company. This instrument is classified as Level 2. The mandatorily redeemable financial instrument was redeemed during the quarter ended June 30, 2011.

Assets and liabilities measured at fair value on a recurring basis are as follows as of March 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$ -	$ 2,698,894	$ -
FNMA and FHLMC Bonds	-	2,921,851	-
SBA Bonds	-	86,278,802	-
Tax Exempt Municipal Bonds	-	24,125,725	-
Mortgage-Backed Securities	-	237,853,835	-
Equity Securities	-	75,750	-
Total	$ -	$ 353,954,857	$ -

There were no liabilities measured at fair value on a recurring basis as of March 31, 2012. Assets and liabilities measured at fair value on a recurring basis are as follows as of March 31, 2011:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$-	$14,209,332	$-
Federal Farm Credit Securities	-	2,006,600	-
FNMA And FHLMC Bonds	-	11,660,990	-
SBA Bonds	-	64,709,832	-
Taxable Municipal Securities	-	4,471,650	-
Tax Exempt Municipal Securities	-	2,034,943	-
Mortgage-Backed Securities	-	240,080,693	-
Equity Securities	-	78,750	-
Total	$-	$339,252,790	$-
Liabilities:
Mandatorily Redeemable Financial Instrument	$-	$1,467,312	$-
Total	$-	$1,467,312	$-

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of March 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall. Other intangible assets are measured on a non-recurring basis at least annually.  Specifically, the valuation of goodwill is performed each year at September 30.

Assets:	Level 1	Level 2	Level 3	Balance At March 31, 2012
Goodwill	$ -	$ -	$ 1,199,754	$ 1,199,754
Mortgage Loans Held For Sale	-	2,671,771	-	2,671,771
Impaired Loans (1)	-	-	39,160,338	39,160,338
Foreclosed Assets	-	-	14,160,099	14,160,099
Total	$ -	$ 2,671,771	$ 54,520,191	$ 57,191,962

    (1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $1,636,848.

Assets:	Level 1	Level 2	Level 3	Balance At March 31, 2011
Goodwill	$ -	$ -	$ 1,199,754	$ 1,199,754
Mortgage Loans Held For Sale	-	5,166,234	-	5,166,234
Impaired Loans (1)	-	-	32,525,192	32,525,192
Foreclosed Assets	-	-	14,433,853	14,433,853
Total	$ -	$ 5,166,234	$ 48,158,799	$ 53,325,033

     (1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $772,476.

For assets and liabilities that are not presented on the balance sheet at fair value, the following methods are used to determine the fair value:

Cash and cash equivalents—The carrying amount of these financial instruments approximates fair value. All mature within 90 days and do not present unanticipated credit concerns.

Certificates of deposits with other banks—Fair value is based on market prices for similar assets.

Investment securities held to maturity—Securities held to maturity are valued at quoted market prices or dealer quotes.

Loans—The fair value of loans are estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. As discount rates are based on current loan rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.

FHLB Stock—The fair value approximates the carrying value.

Deposits—The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposits is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank Advances—Fair value is estimated based on discounted cash flows using current market rates for borrowings with similar terms.

Other Borrowed Money—The carrying value of these short term borrowings approximates fair value.

Senior Convertible Debentures— The fair value is estimated by discounting the future cash flows using the current rates at which similar debenture offerings with similar terms and maturities would be issued by similar institutions. As discount rates are based on current debenture rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.

Junior Subordinated Debentures—The carrying value of junior subordinated debentures approximates fair value.

The following table is a summary of the carrying value and estimated fair value of the Company’s financial instruments as of March 31, 2012 and 2011 presented in accordance with the applicable accounting guidance.

	March 31, 2012		March 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In Thousands)
Financial Assets:
Cash And Cash Equivalents	$9,331	$9,331	$7,836	$7,836
Certificates of Deposits With Other Banks	1,727	1,727	100	101
Investment And Mortgage-Backed Securities	421,631	423,921	372,418	373,376
Loans Receivable, Net	428,511	427,212	484,471	482,834

FHLB Stock	8,471	8,471	11,267	11,267

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$371,295	$371,295	$332,220	$332,220
Certificate Accounts	324,906	327,117	358,137	361,110
Advances From FHLB	122,070	131,679	138,136	147,207
Other Borrowed Money	9,801	9,801	11,195	11,195
Senior Convertible Debentures	6,084	6,084	6,084	6,084
Junior Subordinated Debentures	5,155	5,155	5,155	5,155

At March 31, 2012, the Bank had $33.8 million of off-balance sheet financial commitments.  These commitments are to originate loans and unused consumer lines of credit and credit card lines.  Because these obligations are based on current market rates, if funded, the original principal is considered to be a reasonable estimate of fair value.

Fair value estimates are made on a specific date, based on relevant market data and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale the Bank’s entire holdings of a particular financial instrument.  Because no active market exists for a significant portion of the Bank’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, current interest rates and prepayment trends, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in any of these assumptions used in calculating fair value would also significantly affect the estimates. Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  For example, the Bank has significant assets and liabilities that are not considered financial assets or liabilities including deposit franchise values, loan servicing portfolios, deferred tax liabilities, and premises and equipment.

In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of these estimates. The Company has used management’s best estimate of fair value on the above assumptions.  Thus, the fair values presented may not be the amounts, which could be realized, in an immediate sale or settlement of the instrument.  In addition, any income taxes or other expenses that would be incurred in an actual sale or settlement are not taken into consideration in the fair value presented.

Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data (Unaudited):
Quarterly Financial Data (Unaudited)

(24)	Quarterly Financial Data (Unaudited)

Unaudited condensed financial data by quarter for fiscal years 2012 and 2011 is as follows (dollars, except per share data, in thousands):

	Quarter ended
2011-2012	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012

Interest Income	$10,230	$9,880	$9,467	$8,952
Interest Expense	3,349	3,260	2,974	2,814
Net Interest Income	6,881	6,620	6,493	6,138
Provision For Loan Losses	2,300	2,300	2,100	1,950
Net Interest Income After Provision For Loan Losses	4,581	4,320	4,393	4,188
Non-interest Income	1,271	1,492	2,563	1,614
Non-interest Expense	5,160	5,197	5,235	5,125
Income Before Income Tax	692	615	1,721	677
Provision For Income taxes	231	197	1,235	247
Net Income	461	418	486	430
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	$351	$308	$376	$320
Basic Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Diluted Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001

	Quarter ended
2010-2011	June 30, 2010	Sept. 30, 2010	Dec. 31, 2010	Mar. 31, 2011

Interest Income	$11,351	$11,031	$10,559	$10,801
Interest Expense	4,427	4,322	3,881	3,465
Net Interest Income	6,924	6,709	6,678	7,336
Provision For Loan Losses	1,900	2,150	1,900	1,850
Net Interest Income After Provision For Loan Losses	5,024	4,559	4,778	5,486
Non-interest Income	1,378	1,953	1,744	1,576
Non-interest Expense	5,539	5,758	5,838	6,563
Income Before Income Tax	863	755	684	499
Provision For Income taxes	322	298	230	108
Net Income	541	457	454	391
Preferred Stock Dividends	225	221	110	110
Accretion Of Preferred Stock To Redemption Value	19	-	-	-
Net Income Available To Common Shareholders	$297	$236	$344	$281
Basic Net Income Per Common Share	$0.12	$0.10	$0.12	$0.10
Diluted Net Income Per Common Share	$0.12	$0.09	$0.12	$0.09
Basic Weighted Average Shares Outstanding	2,461,095	2,469,791	2,869,205	2,944,001
Diluted Weighted Average Shares Outstanding	2,559,475	2,550,097	2,931,633	3,017,521

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events:
Subsequent Events

(25)	Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including estimates inherent in the process of preparing financial statements. Nonrecognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. Management has reviewed all events occurring through the date the financial statements were available to be issued and no subsequent events occurred requiring accrual or disclosure.